INVESTMENT IN PRIVATE COMPANY	12 Months Ended
Mar. 31, 2023
Investment In Private Company
INVESTMENT IN PRIVATE COMPANY

NOTE 7. INVESTMENT IN PRIVATE COMPANY

The following table is a roll-forward of the investments in Intensity as of March 31, 2023 and 2022:

(In thousands)	Intensity

Balance as of April 1, 2021	$7,409
Unrealized (loss) gain on investment	–
Balance as of March 31, 2022	7,409
Unrealized loss on investment	(5,322)
Balance as of March 31, 2023	$2,087

The following is a discussion of the Company’s investment in private company as of March 31, 2023 and March 31, 2022.

Intensity Therapeutics, Inc.

In connection with the SalvaRx Acquisition in fiscal 2019, the Company acquired a $4.5 million interest in Intensity, a private clinical stage biotechnology company, of 1.0 million shares, which represented a 7.5% equity interest in Intensity. The investment was recorded at fair value (which approximates cost) at the acquisition date. The investment in Intensity has been irrevocably designated as a financial asset recorded at fair value with gains and losses recorded through OCI. The fair value of the asset is determined by considering other comparable equity funding transactions by Intensity with unrelated investors.

On July 11, 2019, the Company entered into an agreement with Fast Forward Innovations Limited (“Fast Forward”) to purchase Intensity Holdings Limited (“IHL”), a wholly-owned subsidiary of Fast Forward. The Company paid $1.3 million for IHL through the issuance of 129,806 ordinary shares of the Company. The sole asset of IHL consists of 288,458 shares of Intensity. This transaction increased the Company’s ownership of Intensity to 1,288,458 shares.

There was no unrealized gain or loss recognized during the years ended March 31, 2022 and 2021.

As of March 31, 2023 and March 31, 2022, the Company owned approximately 7.00% and approximately 7.35%, respectively, of the outstanding shares of Intensity, on a fully diluted basis. On July 5, 2023, Intensity completed an initial public offering of its common stock, which became listed on the Nasdaq Capital Market under the ticker symbol “INTS.” As of July 7, 2023, we owned approximately 4.7% of Intensity’s issued and outstanding stock, including the sale of overallotment shares, which closed on the same date. See Note 23(b), “Events After the Balance Sheet Date – Intensity IPO” for a further discussion.

On October 28, 2021, Intensity filed a Form S-1 Registration Statement with the SEC to register shares for an initial public offering (“IPO”), which was declared effective by the SEC, but subsequently withdrawn prior to closing. As of March 31, 2022, the Company had valued its investment in Intensity based on Intensity’s Series C Preferred Stock Offering completed in 2020. The Company will value its investment in Intensity based upon fair value (market price) and will record periodic changes in carrying value through OCI.

In October and November of 2022, Intensity filed amendments to its Form S-1 Registration Statement, which reflected a proposed offering price in the range of $4.00 - $5.00 per share, which is less than the Company’s carrying value, which was an external indication of impairment. Accordingly, the Company performed an IAS 36, “Impairment of Assets,” fair value analysis and determined a fair value of $3.363 million, which was $4.046 million less than the then carrying value at December 31, 2022. Intensity continued to seek a successful offering during the fourth quarter of fiscal year ended March 31, 2023. At March 31, 2023, the Company undertook an IAS 36 fair value analysis based on the continued existence of external indications of impairment. The analysis included evaluating the likelihood of a successful IPO and the timing of such an event, as well as the then lack of marketability of the shares and the continued uncertainty surrounding an IPO, or any type of financing. In April 2023, Intensity completed a 1:2 reverse stock split, which reduced our holdings to 644,299 shares. As the offering was priced at $4.00 to $5.00 per share, we determined the fair value of our interest to be $2.087 million with an additional $1.276 million loss recognized through OCI at March 31, 2023. In total, the Company recognized an impairment loss of $5.322 million with respect to Intensity for the fiscal year ended March 31, 2023, which was recognized through OCI.